Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment	$ 1,027,966	$ 993,843
Less: Accumulated Depreciation	(616,322)	(428,910)
Net Property and Equipment	$ 411,643	$ 564,933